Underwriting Income from Insurance Business - Summary of Underwriting Income from Insurance Business (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [abstract]
Premiums and Surcharges Accrued	$ 5,587,765	$ 7,210,497	$ 8,092,972
Claims Accrued	(773,291)	(824,369)	(930,545)
Redemptions	(13,422)	(8,876)	(11,636)
Fixed and Periodic Annuities	(11,575)	(13,139)	(14,125)
Production and Operating Expenses	(1,113,211)	(1,976,757)	(1,999,063)
Other Income and Expenses	(2,954)	26,586	(38,194)
Total	$ 3,673,312	$ 4,413,942	$ 5,099,409